Commitments - Schedule of Rent Expense (Details) - 12 months ended Jun. 30, 2025	USD ($)	CNY (¥)
5/10/2023 - 8/9/2023 [Member]
Commitments Schedule of Rent Expense [Line Items]
Rent expense	$ 6,060	¥ 43,786
8/10/2023 - 11/9/2023 [Member]
Commitments Schedule of Rent Expense [Line Items]
Rent expense	9,139	66,038
11/10/2023 - 2/9/2024 [Member]
Commitments Schedule of Rent Expense [Line Items]
Rent expense	9,139	66,038
2/10/2024 - 5/9/2024 [Member]
Commitments Schedule of Rent Expense [Line Items]
Rent expense	8,940	64,602
5/10/2024 - 8/9/2024 [Member]
Commitments Schedule of Rent Expense [Line Items]
Rent expense	9,139	66,038
8/10/2024 - 11/9/2024 [Member]
Commitments Schedule of Rent Expense [Line Items]
Rent expense	9,139	66,038
11/10/2024 - 2/9/2025 [Member]
Commitments Schedule of Rent Expense [Line Items]
Rent expense	9,139	66,038
2/10/2025 - 5/9/2025 [Member]
Commitments Schedule of Rent Expense [Line Items]
Rent expense	$ 8,841	¥ 63,884